Board of Directors Approved Stock Repurchase Plans (Detail) (JPY ¥) In Millions, except Share data				12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Repurchase Plan for retirement of Treasury Stock Fiscal Year 2009	Mar. 31, 2011 Repurchase Plan for retirement of Treasury Stock Fiscal Year 2010
Equity, Class of Treasury Stock [Line Items]
Date of the meeting of the board of directors	Mar. 28, 2011	Mar. 26, 2010	Mar. 26, 2009	Nov. 09, 2009	Dec. 17, 2010
Term of repurchase				November 10, 2009 - November 30, 2009	December 20, 2010 - January 28, 2011
Approved maximum number of treasury stock to be repurchased (shares)				160,000,000,000	160,000,000,000
Approved maximum budget for share repurchase				¥ 20,000	¥ 20,000